SUPPLEMENT DATED FEBRUARY 2, 1999, TO
                     THE PROSPECTUS DATED MAY 1, 1998, FOR
                     FIRSTLINE II VARIABLE UNIVERSAL LIFE
               A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                   ISSUED BY
                   SECURITY LIFE OF DENVER INSURANCE COMPANY
                                    AND ITS
                       SECURITY LIFE SEPARATE ACCOUNT L1

   THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS.
     PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE
                                  REFERENCE.



    Unisex Policies described in this Prospectus will provide policy values that do not differentiate on the basis of sex.

    In addition, all unisex policies offered by this Prospectus to insure residents of Massachusetts will have premiums and benefits which are based on actuarial tables that do not differentiate on the basis of sex.